Loans Receivable (Details)										1 Months Ended				12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Oct. 29, 2025 USD ($)	Oct. 29, 2025 CNY (¥)	Aug. 26, 2025 USD ($)	Aug. 05, 2025 USD ($)	Apr. 29, 2025 USD ($)	Apr. 29, 2025 CNY (¥)	Jan. 17, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 02, 2026 USD ($)	Apr. 02, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Aug. 26, 2025 CNY (¥)	Aug. 05, 2025 CNY (¥)	Apr. 29, 2025 CNY (¥)	Jan. 17, 2024 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loans Receivable [Line Items]
Loan amount					$ 228,797	$ 285,996								$ 4,289,943					¥ 30,000,000	¥ 1,600,000	¥ 2,000,000
Loan repaid | ¥																								¥ 3,000,000
Outstanding loans														$ 5,290,930	$ 5,068,979
Borrowing term														20 years					20 years
Production cost														$ 1,306,000
Interest amount														$ 308,870	308,518	$ 313,861
Interest of loans					1.00%	1.00%	1.00%	1.00%
Maturity date									Jul. 16, 2024														Jul. 16, 2024
Maturity date														Jun. 28, 2025					Jun. 28, 2025
Repayment loan receivable							$ (142,998)	¥ 1,000,000		$ (71,499)	¥ 500,000
Remaining loan receivable			$ 214,497	¥ 1,500,000
Interest income														$ 659,221	$ 880,044	$ 909,362
Forecast [Member]
Loans Receivable [Line Items]
Loan repaid																	$ (443,294)	¥ 3,100,000
Beijing Liansheng Innovation Technology Co., Ltd [Member]
Loans Receivable [Line Items]
Loan amount									$ 285,996														¥ 2,000,000
Interest of loans									1.00%
Guangzhou Ruilide Information System Co., Ltd [Member]
Loans Receivable [Line Items]
Loan amount							$ 428,994															¥ 3,000,000
Third Party Loan [Member]
Loans Receivable [Line Items]
Loan amount																									$ 1,000,987	¥ 7,000,000	$ 428,994	¥ 3,000,000	$ 4,289,943	¥ 30,000,000
Interest rate														12.00%					12.00%
Loan repaid												$ 428,994
Interest amount												$ (17,160)	¥ 120,000
Subsequent Event [Member]
Loans Receivable [Line Items]
Principal amount	$ 2,645,465	¥ 18,500,000
Interest amount	$ 238,092	¥ 1,665,000
Loans Receivable [Member]
Loans Receivable [Line Items]
Loan amount														$ 1,000,987					¥ 7,000,000